Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2021
Property, Plant and Equipment [Abstract]
Depreciation	$ 12,823	$ 10,618	$ 14,039	$ 11,150